Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expenses
Composition of income tax expenses for the periods presented are as follows:

	For the Year Ended December 31,
	2018	2019	2020
Current income tax expenses	—	1	1,223
Deferred income tax expenses	—	—	—

Income tax expenses	—	1	1,223

Summary of Reconciliations of the Income Tax Expenses
Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	For the Year Ended December 31,
	2018	2019	2020
Loss before income tax expenses	(1,398,823)	(3,691,672)	(2,730,762)
Income tax expenses computed at the PRC statutory income tax rate of 25%	(349,706)	(922,918)	(682,691)
Effect of tax holiday	—	271,242	111,756
Effect of change in tax rate	—	213,331	13,920
Effect of different tax rate of different jurisdictions	(64,793)	(9,853)	(393,384)
Effect of additional deduction for qualified R&D expenses	(127,329)	(236,704)	(156,713)
Non-deductible expenses	1,421	2,050	234,328
Changes in valuation allowance	540,407	682,853	874,007

Income tax expenses	—	1	1,223

Effect of tax holiday inside the PRC on basic and dilutive loss per share	—	—	—

Summary of Components of Deferred Tax Assets

	As of December 31,
	2018	2019	2020
Deferred tax assets:
Net operating loss carry-forwards	594,035	1,256,218	2,036,152
Deferred revenue	—	9,168	57,000
Impairment of property, plant and equipment	—	11,878	21,802
Government grants	—	11,579	43,145
Impairment of inventory	—	27,341	11,233
Advertising expenses in excess of deduction limit	31,562	65	180
Accruals and others	32,494	24,695	45,439
Valuation allowance	(658,091)	(1,340,944)	(2,214,951)

Total deferred tax assets, net	—	—	—

Summary of Movement in Valuation Allowance
Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2018	2019	2020
Valuation allowance
Balance at beginning of the year	117,684	658,091	1,340,944
Additions	545,605	901,491	889,877
Loss utilized	(5,198)	(5,307)	(1,950)
Effect of change in tax rate	—	(213,331)	(13,920)
Balance at end of the year	658,091	1,340,944	2,214,951

Summary of Tax Loss Carryforwards
The Group has tax losses arising in Mainland China of RMB10,275,076 that will expire in one to ten years for deduction against future taxable profit.

Loss expiring in 2021	35,077
Loss expiring in 2022	8,902
Loss expiring in 2023	159,854
Loss expiring in 2024	843,520
Loss expiring in 2025	1,735,524
Loss expiring in 2026	75,970
Loss expiring in 2027	310,939
Loss expiring in 2028	1,586,972
Loss expiring in 2029	4,163,914
Loss expiring in 2030	1,354,404

Total	10,275,076

United States	408,754
Hong Kong	247,033

Total	655,787